Net Loss Per Share - Computation of Basic and Diluted Net Loss per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss	$ (9,971)	$ (10,622)	$ (9,188)	$ (10,284)	$ (8,204)	$ (8,232)	$ (29,781)	$ (26,717)	$ (36,147)	$ (29,115)
Denominator:
Weighted average common shares outstanding	838,961			867,565			822,644	864,855	866,348	856,451
Weighted-average shares used to compute net loss per common share, basic and diluted	803,229			646,800			741,711	592,237	622,289	431,679
Net loss per share, basic and diluted	$ (12.41)			$ (15.90)			$ (40.15)	$ (45.11)	$ (58.09)	$ (67.45)
Restricted Stock
Denominator:
Less: weighted-average unvested common shares subject to repurchase	(19,097)			(124,514)			(45,451)	(150,868)	(137,691)	(250,269)
Early Exercised Stock Options
Denominator:
Less: weighted-average unvested common shares subject to repurchase	(16,635)			(96,251)			(35,482)	(121,750)	(106,368)	(174,504)